Taxation (Details) ¥ in Millions, $ in Millions		6 Months Ended
	Sep. 01, 2018 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 USD ($)
Taxation [Line Items]
Profits tax rate assessable amount (in Dollars)	$ 2
Profits tax rate		75.72%	75.72%	7.87%
Assessable profit before tax (in Yuan Renminbi)		$ (121,176)		$ 254,904
Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Profits tax rate		25.00%	25.00%
Low-Profit Enterprises in PRC [Member]
Taxation [Line Items]
Profits tax rate		20.00%	20.00%
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate	8.25%
Mainland China [Member]
Taxation [Line Items]
Profits tax rate		25.00%	25.00%
PRC [Member]
Taxation [Line Items]
Profits tax rate		15.00%	15.00%
Assessable profit before tax (in Yuan Renminbi) | ¥			¥ 3.0
PRC [Member] | Foreign Tax Jurisdiction [Member]
Taxation [Line Items]
Profits tax rate		20.00%	20.00%